Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of Loan From Non-controlling Shareholder
(a)	Loan from a non-controlling shareholder

	December 31,
	2018	2017
Loan - non - current	$6,705	$7,070
	$6,705	$7,070

Schedule of Related Party Transactions and Balances
(b)	The Company entered into the following transactions in the normal course of operations at the exchange amount with related parties:

	For the year ended December 31,
	2018	2017	2016
Rent expenses to SinoBioway Biotech Group Co. Ltd. (“SinoBioway”).	$810	$793	$807